EARNINGS / (LOSS) PER SHARE - Additional information (Details) - Vote	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022
Series A preferred shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share		1
Series B preferred shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share		1
Series B+ Preferred Shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share		1
Class A ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share	1
Class B ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share	10